COMMON STOCK ISSUED FOR SERVICES AND SALARY COMPENSATION	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

22.         COMMON STOCK ISSUED FOR SERVICES AND SALARY COMPENSATION

Lanxi Sunrise entered into an Advisory Agreement with Mid-Continental Securities Corp. on March 30, 2007.  Pursuant to that agreement, Mid-Continental Securities Corp, or its designees, were entitled to receive a total of 804,000 shares of the Company as compensation for services after the reverse merger.  Such shares were transferred to Mid-Continental Securities Corp. by some shareholders of the Company in 2008. The Company has accounted for this as a contribution of capital by its shareholders and recorded a charge to operations as general and administrative expense in the amount of $844,200 for the year ended December 31, 2008. Such shares were valued based on the closing market price of $1.05 per share at the date of transfer.

On November 16, 2009, the Board of Directors authorized the issuance of 100,000 shares of common stock to an independent party pursuant to a consultancy agreement dated on November 14, 2009 for financial advisory services to be provided to the Company from November 16, 2009 through November 15, 2010. The shares were valued at $107,804 and during the year ended December 31, 2009, the Company recorded general and administrative expense of approximately $9,000 related to the agreement.

On February 23, 2010, the Board of Directors authorized the issuance of 15,000 shares of common stock to the above investor relations company pursuant to the supplement agreement of the above one dated November 14, 2009. The shares were valued at $25,800 and during the period ended March 31, 2010, the Company recorded it in general and administrative expense.

The Company and Mr. Qi entered into a Severance Agreement dated August 28, 2010. Pursuant to the terms of the Severance Agreement, Mr. Qi will receive 30,000 restricted ordinary shares of the Company, par value $0.002 per share. On December 3, 2010, the Company issued 30,000 Ordinary Shares to Mr. Qi. The value of the shares issued to Mr. Qi was $44,100.

The Company entered into an Investor Relations Consulting Agreement on May 5, 2010 (the “Agreement”) with Hayden Communications International, Inc. (“HCI”) (the “Agreement”) for the provision of certain investor relations services, which was subsequently as supplemented and amended by the Amendment to Investor Relations Consulting Agreement entered into between the Company and HCI dated as of October 13, 2010. In partial consideration for the provision of such investor relations services, the Company had agreed to issue to Hayden Communications International, Inc. HCI and/or its designees 67,200 restricted ordinary shares on the terms and conditions set forth in the Agreement and the Amendment to Investor Relations Consulting Agreement. On December 6, 2010, the Company issued 52,800, 9,600 and 4,800 Ordinary Shares to HCI and its designees, Feng Peng and Scott Powell, respectively. The value of the shares issued to HCI was $102,144. On May 25, 2011, The company retrieved 5,432 shares that previously issued to Hayden Communications International. The value of the retrieved shares was $ 38.

Stephen Monticelli entered into an employment agreement with the Company on August 30, 2010 to serve as an independent director of the Company. In consideration for his services as director, the Company had agreed to issue Mr. Monticelli 100,000 shares of restricted ordinary shares. The value of the shares issued to Stephen Monticelli was $114,000. On December 6, 2010, the Company issued 3 certificates with the total number of shares 100,000 Ordinary Shares to Stephen Monticelli. Effective on March 23, 2011, the Company consolidated the share capital of the Company at a ratio of 3.5:1, as a result, the ordinary shares changed from 100,000 shares to 28,572 shares, of which 9,524 shares have been received by Stephen. Another two certificates with the number of shares 9,524 and 9,524 are now being deposited in the law firm in the United States. Based on the foresaid agreement, these two certificates will be delivered to Steve on August 30, 2012 and 2013 respectively.

Jodie Zheng Wehner entered into an employment agreement with the Company on September 7, 2010 to serve as the chief financial officer of the Company. In consideration for her services as chief financial officer, the Company had agreed to issue Ms.Wehner 210,000 shares of restricted ordinary shares for a three-year compensation. Effective on March 23, 2011, the Company consolidated the share capital of the Company at a ratio of 3.5:1, as a result, the ordinary shares changed from 210,000 shares to 60,000 shares. On September 7, 2011, the company issued 20,000 ordinary shares to Ms.Wehner. The value of the shares issued was $51,400.